General Information - Schedule of Principal Subsidiaries (Details) - VEON Holdings B.V. [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Principal Subsidiaries [Line Items]
Interest	100.00%
Country of operation	Ukraine
LLC “Kyivstar.Tech” [Member]
Schedule of Principal Subsidiaries [Line Items]
Interest	100.00%	100.00%
Country of operation	Ukraine	Ukraine
LLC “Helsi Ukraine” [Member]
Schedule of Principal Subsidiaries [Line Items]
Interest	69.99%	69.99%
Country of operation	Ukraine	Ukraine